FAIR VALUE MEASUREMENTS (Details Narrative)	12 Months Ended
Jun. 30, 2016
Expected return	0.00%
Level 3 [Member] | Unsecured Convertible Promissory Notes [Member]
Expected return	51.06%
Description of expected return	A 15% decrease (increase) in the expected return would result in an increase (decrease) to fair value of $94, or approximately 2%.